Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting property and equipment information - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting property and equipment information [Line Items]
Total	$ 713	$ 307
Israel [Member]
Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting property and equipment information [Line Items]
Total	622	305
United States [Member]
Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting property and equipment information [Line Items]
Total	$ 91	$ 2